BORROWINGS	6 Months Ended
Jun. 30, 2026
Disclosure of borrowings [Abstract]
BORROWINGS	BORROWINGS
Non-Recourse Borrowings

	As of
US$ MILLIONS	June 30, 2026	December 31, 2025
Current	$658	$1,214
Non-current	12,128	11,955
Total	$12,786	$13,169
Non-recourse borrowings decreased as compared to December 31, 2025, due to incremental net borrowings of $0.4 billion less the reclassification of $0.8 billion of borrowings to liabilities classified as held for sale, as well as the impacts of foreign exchange primarily driven by the appreciation of the Brazilian real, partially offset by the depreciation of British pound relative to the U.S. dollar.